Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories

19.	INVENTORIES
	Gold-in-process and stockpiles	450.2	375.1
	Consumable stores	212.9	183.7

	Total inventories	663.1	558.8
	Heap leach and stockpiles inventories included in non-current assets 1	(141.5)	(141.0)

	Total current inventories 2	521.6	417.8

1	Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
2	The cost of consumable stores consumed during the year and included in cost of sales amounted to US$267.4 million (2019: US$270.4 million).